TAXES ON INCOME (Schedule of Components of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Domestic (Israel)
Foreign (United States)			181
Total current			181
Deferred:
Domestic (Israel)	(579)	(683)	(397)
Foreign (United States)	(107)	(489)	805
Total deferred	(686)	(1,172)	408
Previous Years:
Domestic (Israel)		(134)
Foreign (United States)	24	(211)
Total previous years	24	(345)
Taxes on income (tax benefit)	$ (662)	$ (1,517)	$ 589